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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  100 William Street, Suite 200   Wellesley, Massachusetts 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:	(781) 235-7055

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

INVESTMENT COMPANIES - 97.5%	Shares	Value
Large-Cap Funds - 50.6%
DFA U.S. Large Cap Value Portfolio - Institutional Class	56,554	$ 2,116,257
Glenmede Large Cap Core Portfolio - Institutional Shares	169,386	4,493,800
Glenmede Large Cap Growth Portfolio - Institutional Shares	161,932	4,757,574
iShares Edge MSCI USA Momentum Factor ETF (a)	15,000	1,379,700
iShares S&P 500 Growth ETF (a)	15,700	2,204,594
JPMorgan Value Advantage Fund - Institutional Class	113,038	3,876,064
Loomis Sayles Growth Fund - Class Y	379,788	5,522,122
MFS Growth Fund - Class I (b)	37,277	3,362,739
Putnam Equity Income Fund - Class Y	245,821	5,607,175
Vanguard 500 Index Fund - Admiral Shares	17,904	4,088,241
Vanguard Dividend Growth Fund - Investor Shares	235,658	6,056,398
		43,464,664
Sector Funds - 24.0%
Fidelity Select Health Care Portfolio	7,828	1,769,087
Financial Select Sector SPDR Fund (a)	90,000	2,258,100
First Trust Dow Jones Internet Index Fund (a) (b)	18,000	1,779,660
iShares Nasdaq Biotechnology ETF (a)	9,000	2,871,810
Legg Mason Low Volatility High Dividend ETF (a)	50,000	1,508,500
SPDR S&P Aerospace & Defense ETF (a)	37,000	2,699,150
T. Rowe Price Global Technology Fund	233,375	4,151,737
Technology Select Sector SPDR Fund (a)	35,000	2,000,600
VanEck Vectors Gold Miners ETF (a)	70,000	1,600,200
		20,638,844
International Funds - 12.1%
DFA Continental Small Company Portfolio - Institutional Class	93,426	2,555,198
DFA International Core Equity Portfolio - Institutional Class	243,253	3,315,542
Hartford International Value Fund (The) - Class Y	99,079	1,744,779
John Hancock International Growth Fund - Class I	52,062	1,330,695
Matthews Emerging Asia Fund - Institutional Class	102,092	1,501,779
		10,447,993
Mid-Cap Funds - 10.2%
Congress Mid Cap Growth Fund - Institutional Class	134,012	2,429,646
iShares S&P Mid-Cap 400 Growth ETF (a)	10,100	2,001,113
John Hancock Disciplined Value Mid Cap Fund - Class I	102,371	2,366,811
SPDR S&P MidCap 400 ETF Trust (a)	6,102	1,955,691
		8,753,261
Small-Cap Funds - 0.6%
IQ Chaikin U.S. Small Cap ETF (a)	20,000	509,200

Total Investment Companies (Cost $63,221,237)		$83,813,962

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.91% (c) (Cost $1,016,850)	1,016,850	$1,016,850

Total Investments at Value - 98.7% (Cost $64,238,087)		$84,830,812

Other Assets in Excess of Liabilities - 1.3%		1,086,294

Net Assets - 100.0%		$85,917,106

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2017.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

INVESTMENT COMPANIES - 95.5%	Shares	Value
Large-Cap Funds - 30.7%
DFA U.S. Large Cap Growth Portfolio - Institutional Class	96,751	$1,668,948
iShares Core S&P 500 ETF (a)	10,600	2,633,676
JPMorgan Hedged Equity Fund - Select Class	114,513	2,123,077
JPMorgan Value Advantage Fund - Institutional Class	108,562	3,722,574
Loomis Sayles Growth Fund - Class Y	175,381	2,550,041
MFS Value Fund - Class I	71,481	2,820,630
		15,518,946
Fixed Income/Multi-Sector Bond Funds - 23.5%
BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	139,144	1,383,087
Dodge & Cox Income Fund	151,304	2,095,566
Goldman Sachs Emerging Markets Debt Fund - Institutional Shares	92,772	1,200,467
Loomis Sayles Bond Fund - Institutional Class	109,239	1,566,492
PIMCO Income Fund - Institutional Class	241,549	2,987,958
Western Asset Core Plus Bond Fund - Class I	224,409	2,661,493
		11,895,063
International Funds - 16.4%
DFA Emerging Markets Core Equity Portfolio - Institutional Class	52,603	1,133,592
Dodge & Cox International Stock Fund	16,510	751,859
First Eagle Global Fund - Class A	36,648	2,154,182
Harding, Loevner International Equity Portfolio - Institutional Class	111,515	2,404,265
John Hancock International Growth Fund - Class I	72,700	1,858,223
		8,302,121
Sector Funds - 9.2%
iShares U.S. Healthcare ETF (a)	5,000	836,200
Legg Mason Low Volatility High Dividend ETF (a)	20,000	603,400
SPDR S&P Regional Banking ETF (a)	13,000	708,240
Vanguard Global Minimum Volatility Fund - Admiral Shares	65,480	1,714,911
Vanguard Market Neutral Fund - Investor Shares	64,701	773,172
		4,635,923
Mid-Cap Funds - 6.8%
John Hancock Disciplined Value Mid Cap Fund - Class I	79,122	1,829,291
SPDR S&P MidCap 400 ETF Trust (a)	5,000	1,602,500
		3,431,791
High Yield Bond Funds - 5.6%
American Beacon Sound Point Floating Rate Income Fund - Institutional Class	97,669	1,013,800
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y	184,233	1,834,956
		2,848,756
Convertible Bond Funds - 2.0%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	20,000	1,019,400

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 95.5% (Continued)	Shares	Value
Small-Cap Funds - 1.3%
Brown Capital Management Small Company Fund - Institutional Class (b)	7,567	$664,681

Total Investment Companies (Cost $40,050,022)		$48,316,681

STRUCTURED NOTES - 2.5%	Par Value	Value
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b) (Cost $1,250,000)	$1,250,000	$1,271,750

MONEY MARKET FUNDS - 1.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.91% (c) (Cost $756,677)	756,677	$756,677

Total Investments at Value - 99.5% (Cost $42,056,699)		$50,345,108

Other Assets in Excess of Liabilities - 0.5%		253,099

Net Assets - 100.0%		$50,598,207

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2017.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

INVESTMENT COMPANIES - 98.0%	Shares	Value
Diversified Funds - 47.0%
DFA International Small Cap Value Portfolio - Institutional Class	66,468	$1,498,860
Dodge & Cox International Stock Fund	23,187	1,055,948
Hartford International Value Fund (The) - Class Y	108,479	1,910,310
Ivy International Core Equity Fund - Class I	100,160	1,967,135
John Hancock International Growth Fund - Class I	87,743	2,242,701
MFS International Value Fund - Class I	40,051	1,721,398
Oakmark International Fund - Institutional Class (b)	94,404	2,616,888
Oppenheimer International Small-Mid Company Fund - Class I	49,424	2,290,323
		15,303,563
Europe Funds - 33.1%
DFA Continental Small Company Portfolio - Institutional Class	73,313	2,005,103
Invesco European Growth Fund - Class Y	63,759	2,488,518
iShares Core MSCI Europe ETF (a)	25,000	1,204,750
iShares MSCI Germany ETF (a)	65,100	1,999,221
iShares MSCI Sweden Capped ETF (a)	29,500	1,007,425
iShares MSCI Switzerland Capped ETF (a)	30,600	1,054,782
iShares MSCI United Kingdom ETF (a)	30,073	1,026,091
		10,785,890
Asia/Pacific Funds - 14.4%
Deutsche X-trackers MSCI Japan Hedged Equity ETF (a)	25,500	994,245
iShares MSCI Australia ETF (a)	15,100	342,770
iShares MSCI Japan ETF (a)	15,000	821,400
Matthews Emerging Asia Fund - Institutional Class	46,413	682,733
Matthews Japan Fund - Institutional Class	82,498	1,826,500
		4,667,648
Diversified Emerging Markets Funds - 3.5%
DFA Emerging Markets Core Equity Portfolio - Institutional Class	53,130	1,144,948
Total Investment Companies (Cost $25,854,798)		$31,902,049

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.91% (c) (Cost $358,039)	358,039	$358,039

Total Investments at Value - 99.1% (Cost $26,212,837)		$32,260,088

Other Assets in Excess of Liabilities - 0.9%		307,272

Net Assets - 100.0%		$32,567,360

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2017.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

INVESTMENT COMPANIES - 95.1%	Shares	Value
Long/Short Equity Funds - 21.5%
AQR Long-Short Equity Fund - Class I	402,083	$5,657,306
Boston Partners Long/Short Research Fund - Institutional Class (b)	331,926	5,407,072
Vanguard Market Neutral Fund - Investor Shares	182,411	2,179,813
Weitz Partners III Opportunity Fund - Institutional Class (b)	110,303	1,682,121
		14,926,312
Global Macro Funds - 17.6%
BlackRock Multi-Asset Income Fund - Institutional Shares	241,196	2,667,633
First Eagle Global Fund - Class A	72,853	4,282,285
Franklin Mutual Global Discovery Fund - Class Z	55,612	1,874,140
John Hancock Global Absolute Return Strategies Fund - Class I (b)	328,783	3,406,190
		12,230,248
Arbitrage Funds - 17.2%
Calamos Market Neutral Income Fund - Class A	343,921	4,594,781
Kellner Merger Fund - Institutional Class	290,071	3,126,966
Touchstone Merger Arbitrage Fund - Institutional Class	192,023	2,144,895
Vivaldi Merger Arbitrage Fund - Class I	194,923	2,075,930
		11,942,572
Managed Futures Funds - 13.2%
361 Managed Futures Strategy Fund - Class I (b)	401,936	4,477,568
AQR Managed Futures Strategy Fund - Class I	273,465	2,409,226
ASG Managed Futures Strategy Fund - Class Y	229,469	2,262,566
		9,149,360
Asset Allocation Funds - 7.3%
Berwyn Income Fund	302,929	4,207,678
FPA Crescent Fund	24,674	848,296
		5,055,974
High Yield/Fixed Income Funds - 7.0%
PIMCO Income Fund - Institutional Class	202,116	2,500,171
T. Rowe Price Institutional Floating Rate Fund - Investor Class	159,216	1,603,306
Templeton Global Bond Fund - Class A	12,026	145,756
Templeton Global Income Fund (d)	89,923	600,685
		4,849,918
Natural Resources Funds - 6.3%
Alerian MLP ETF (a)	75,000	900,000
ETRACS Alerian MLP Infrastructure Index ETN (e)	12,491	331,011
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	238,483	2,210,734
SPDR Gold Shares (a) (b) (c)	4,800	579,600
Tortoise MLP & Pipeline Fund - Institutional Class	25,420	353,589
		4,374,934
Option Hedged Funds - 3.0%
JPMorgan Hedged Equity Fund - Select Class	114,882	2,129,918

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 95.1% (Continued)	Shares	Value
Real Estate Funds - 2.0%
CBRE Clarion Global Real Estate Income Fund (d)	36,500	$286,890
Vanguard REIT ETF (a)	8,300	699,358
Voya Global Real Estate Fund - Class I	19,442	382,037
		1,368,285

Total Investment Companies (Cost $58,102,901)		$66,027,521

STRUCTURED NOTES - 3.9%	Par Value	Value
JPMorgan Chase & Co., 5 Year Dual Directional Notes Linked to the S&P 500 Index, due 03/31/2021 (b)	$900,000	$1,058,670
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,600,000	1,627,840
Total Structured Notes (Cost $2,500,000)		$2,686,510

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.91% (f) (Cost $748,538)	748,538	$748,538

Total Investments at Value - 100.1% (Cost $61,351,439)		$69,462,569

Liabilities in Excess of Other Assets - (0.1%)		(54,276)

Net Assets - 100.0%		$69,408,293

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Exchange-traded note.
(f)	The rate shown is the 7-day effective yield as of July 31, 2017.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2017 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios” and each, a “Portfolio”) are valued at their net asset value as reported by such companies.  The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds (“ETFs”), and to a certain extent, directly in securities when the Adviser deems it appropriate.  Investments in closed-end investment companies, ETFs and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Structured notes held by New Century Balanced and New Century Alternative Strategies Portfolios are classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of July 31, 2017 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$83,813,962	$-	$-	$83,813,962
Money Market Funds	1,016,850	-	-	1,016,850
Total	$84,830,812	$-	$-	$84,830,812

New Century Balanced Portfolio

Investment Companies	$48,316,681	$-	$-	$48,316,681
Structured Notes	-	1,271,750	-	1,271,750
Money Market Funds	756,677	-	-	756,677
Total	$49,073,358	$1,271,750	$-	$50,345,108

New Century International Portfolio

Investment Companies	$31,902,049	$-	$-	$31,902,049
Money Market Funds	358,039	-	-	358,039
Total	$32,260,088	$-	$-	$32,260,088

New Century Alternative Strategies Portfolio

Investment Companies	$66,027,521	$-	$-	$66,027,521
Structured Notes	-	2,686,510	-	2,686,510
Money Market Funds	748,538	-	-	748,538
Total	$66,776,059	$2,686,510	$-	$69,462,569

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs.  As of July 31, 2017, the Portfolios did not have any transfers into or out of any Level.  In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2017.  It is the Portfolios’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2017:

				New
	New	New	New	Century
	Century	Century	Century	Alternative
	Capital	Balanced	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$64,391,742	$42,227,298	$26,262,200	$61,468,578

Gross unrealized appreciation	$20,577,530	$8,178,044	$6,003,484	$9,016,954

Gross unrealized depreciation	(138,460)	(60,234)	(5,596)	(1,022,963)

Net unrealized appreciation	$20,439,070	$8,117,810	$5,997,888	$7,993,991

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.   Investments in Other Investment Companies

The Portfolios are funds of funds which invest primarily in the shares of registered open-end and closed-end investment companies, including ETFs.  Thus, each Portfolio is affected by the performance of those companies.  Investing in investment companies does not eliminate investment risk.

Closed-end investment companies and ETFs trade on securities exchanges, and the market price for which such securities trade may not correspond exactly with the net asset value of the investment company.  In addition, a closed-end investment company may trade infrequently, with small volume and at a discount to the net asset value, which may affect the Portfolio’s ability to sell shares of such company at a reasonable price.  Further, ETFs which hold stocks included in a particular index will not be able to perfectly replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the Portfolios incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of other investment companies.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 6, 2017

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer and Principal Financial Officer

Date	September 6, 2017

*	Print the name and title of each signing officer under his or her signature.